Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Earnings per Share [Abstract]
Net income - basic	$ 37,490	$ 221
Dividends on Series C preferred shares	(743)	0
Dividends to non-vested participating securities	(667)	(95)
Undistributed earnings to non-vested participating securities	(994)	0
Net income attributable to common stockholders	35,086	126
Undistributed earnings to non-vested participating securities	994	0
Undistributed earnings reallocated to non-vested participating securities	(621)	0
Effect of Series C preferred shares	476	0
Net income attributable to common shareholders, diluted	$ 35,935	$ 126
Weighted average common shares outstanding - basic (in shares)	4,503,397	8,359,487
Effect of dilutive securities [Abstract]
Dilutive effect of Series C preferred shares (in shares)	2,796,164	0
Weighted average common shares outstanding - diluted (in shares)	7,299,561	8,359,487
Earnings per share - basic (in dollars per share)	$ 7.79	$ 0.02
Earnings per share - diluted (in dollars per share)	$ 4.92	$ 0.02